Taxes - Additional Information (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of reconciliation of changes in deferred tax liability asset [Line Items]
Tax benefit (expense)	kr 4,267	kr (2,131)	kr (6,199)
Effective tax rate	10.80%	52.90%	31.20%
Tax effects recognized in other comprehensive income (loss)	kr (563)	kr 521
Actuarial gains and losses related to pensions	(547)	520
Deferred tax assets	21,228	15,522
Tax loss carry-forwards	47,360	20,929
Unrecognized tax loss carry forwards	4,544	3,936
Unrecognized tax loss carry forwards, tax value	842	950
Loss Carry Forwards [member]
Disclosure of reconciliation of changes in deferred tax liability asset [Line Items]
Deferred tax assets	kr 10,712	4,883
Sweden [member]
Disclosure of reconciliation of changes in deferred tax liability asset [Line Items]
Expected applicable tax rate	22.00%
Sweden [member] | Loss Carry Forwards [member]
Disclosure of reconciliation of changes in deferred tax liability asset [Line Items]
Deferred tax assets	kr 8,795	kr 3,774